Commitments and contingencies - Other commitments (Details) - Contractual obligations $ in Thousands	Dec. 31, 2024 USD ($)
2025
Disclosure of other provisions [line items]
Other commitments	$ 85,870
2026
Disclosure of other provisions [line items]
Other commitments	21,460
2027
Disclosure of other provisions [line items]
Other commitments	17,515
2028
Disclosure of other provisions [line items]
Other commitments	16,661
2029
Disclosure of other provisions [line items]
Other commitments	16,661
Thereafter
Disclosure of other provisions [line items]
Other commitments	$ 2,393